Direxion All Cap Insider Sentiment Shares
Direxion All Cap Insider Sentiment Shares

DIREXION SHARES ETF TRUST

DIREXION ALL CAP INSIDER SENTIMENT SHARES (KNOW)

Supplement dated September 29, 2017 to the

Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) each dated February 28, 2017, as last supplemented

Effective October 1, 2017, the Management Fee for the Direxion All Cap Insider Sentiment Shares and the Direxion iBillionaire Index ETF (each a “Fund” and collectively, the “Funds”), each a series of the Direxion Shares ETF Trust, is reduced from 0.45% to 0.40% of average daily net assets on assets less than $500 million and to 0.31% of average daily net assets on assets equal to or greater than $500 million.

In addition, Rafferty Asset Management, LLC (“Rafferty”), the Funds’ investment adviser, has contractually agreed to waive all or a portion of its Management Fee and/or to reimburse the Funds for “Other Expenses” through September 1, 2019, to the extent that a Fund’s Total Annual Fund Operating Expenses exceed 0.59% of average daily net assets, pursuant to the Operating Expense Limitation Agreement described below and in the Funds’ Prospectus.

In accordance with these changes, as of October 1, 2017, the “Annual Fund Operating Expenses” table and corresponding “Example” appearing in the Summary Prospectus and the summary section of the Prospectus for the Direxion All Cap Insider Sentiment Shares under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Direxion All Cap Insider Sentiment Shares Direxion All Cap Insider Sentiment Shares
Management Fees	0.40%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses of the Fund	0.32%
Total Annual Fund Operating Expenses	0.72%
Expense Cap/Reimbursement	(0.13%)	[2]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	0.59%
[1]	Rafferty has approved an additional reduction of the Management Fee by 0.09% to 0.31% of average daily net assets when the net assets of the Fund are equal to or greater than $500 million.
[2]	Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2019, to the extent that the Fund's Total Annual Fund Operating Expenses exceed 0.59% of the Fund's daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses). Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below the lesser of these percentage limitations and any percentage limitation then in effect. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Direxion All Cap Insider Sentiment Shares | Direxion All Cap Insider Sentiment Shares | USD ($)	60	217	388	882

For more information, please contact the Funds at (866) 476-7523. * * * * * Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.